SUBSEQUENT EVENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 01, 2016	Feb. 17, 2016	Jan. 31, 2016	Feb. 29, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Proceeds from Warrant Exercises					$ 453
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					106,881
Stockholders' Equity, Reverse Stock Split		reverse split ratio of 18 to 1, which stock split became effective on February 26, 2016.
Subsequent Event [Member] | Service Provider Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			5,556
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock				$ 69
Stock Issued During Period, Shares, Share-based Compensation, Gross				15,973
Subsequent Event [Member] | Board of Director and Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			9,849
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				70,147
Proceeds from Warrant Exercises				$ 190
Number of Warrants Exercised				105,876
Number of Warrants Exercised on Cashless Basis				61,860
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	$ 2,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.625
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	666,666
Stock Issued During Period, Shares, Issued For Services	555,555
Private Placement [Member] | Subsequent Event [Member] | Finders [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	73,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	44,444
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	38,889